UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 12b-25 NOTIFICATION OF LATE FILING
SEC FILE NUMBER: 000-25553 CUSIP NUMBER: 03076R 104

(Check one):	Form 10-K	Form 20-F	Form 11-K	/X/ Form 10Q	Form N-SAR	Form N-CSR

	For Period Ended:	7/31/05

Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Amersin Life Sciences Corporation
Full Name of Registrant

Hubei Pharmaceutical Group Ltd.
Former Name if Applicable

410 Park Avenue, 15th Floor
Address of Principal Executive Office (Street and Number)

New York, NY 10022
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

/X/	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Additional time is required to determine the effect and financial statement reporting requirements with respect to changes announced today regarding our joint venture in China.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Eric Fletcher	604	881-2899 ext 300
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

Yes			No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes			No

The company reported operational revenues in the second quarter of the prior year.  As reported on Form 8-K filed with the Securities and Exchange commission earlier this date the company has decided not to proceed with providing additional funds for acquisition completion or working capital with respect to its Chinese joint venture.  The effect of this has not yet been determined; however, shareholders are cautioned that the results of negotiations currently taking place with the joint venture partner could result in significantly unfavorable variances between results reported in the corresponding quarter last year and the quarter ended July 31st, 2005.

Amersin Life Sciences Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	9/15/2005	By	H. Y. (Reid) Li, President and CEO